Annual Total Returns (Bar Chart) (Invesco Van Kampen U.S. Mortgage Fund, CLASS A, Invesco Van Kampen U.S. Mortgage Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen U.S. Mortgage Fund | CLASS A, Invesco Van Kampen U.S. Mortgage Fund
Annual Total Returns
'01	8.17%
'02	7.61%
'03	1.87%
'04	3.88%
'05	2.40%
'06	3.79%
'07	6.11%
'08	(1.94%)
'09	7.19%
'10	5.41%